Cover Page	Aug. 19, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 19, 2024
Entity Registrant Name	Stratus Properties Inc.
Entity Central Index Key	0000885508
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37716
Entity Tax Identification Number	72-1211572
Entity Address, Address Line One	212 Lavaca St., Suite 300
Entity Address, City or Town	Austin,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	478-5788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	STRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Information [Line Items]
Security Exchange Name	NASDAQ
Soliciting Material	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	STRS
Entity Central Index Key	0000885508
Amendment Flag	false